FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                            WHEATON, ILLINOIS 60187



                                November 1, 2018

Securities and Exchange Commission
100 F Street NE

Washington D.C. 20549

Attn: Filing Desk, Stop 1-4

   Re:                The First Trust Combined Series 583
                    (File No. 333-227796) (CIK No. 1704750)

Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on October 30, 2018.

                                           Very truly yours,
                                           The First Trust Combined Series
                                           583, Registrant

                                           /s/ First Trust Portfolios L.P.

                                           By: FIRST TRUST PORTFOLIOS L.P.,
                                           Depositor